Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Email:    sam.goldstein@LFG.com

VIA EDGAR

January 28, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
On behalf of the following series:
LVIP Clarion Global Real Estate Fund (the “Fund”)

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectus dated May 1, 2018, relating solely to the Fund, a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on January 18, 2019 (SEC Accession No. 0001193125-19-012126) pursuant to Rule 497(e) under the 1933 Act.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:    Ronald A. Holinsky, Chief Legal Officer